Other intangible assets - Schedule of analysis of other intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	£ 3,564
Intangible assets other than goodwill, ending balance	3,879	£ 3,564
Regulatory licenses
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	1,714
Intangible assets other than goodwill, ending balance	1,714	1,714
Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	1,376
Intangible assets other than goodwill, ending balance	1,636	1,376
Assets in the course of construction
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	474
Intangible assets other than goodwill, ending balance	529	474
Gas Business Enablement system
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	271
Intangible assets other than goodwill, ending balance	224	271
Intangible assets other than goodwill, in service amount	£ 224	271
Amortised period (in years)	10 years
UK General Ledger system
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	£ 82
Intangible assets other than goodwill, ending balance	£ 72	82
Amortised period (in years)	10 years
Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	£ 5,599	5,199
Exchange adjustments	(64)	(68)
Additions	693	478
Disposals	(10)	(7)
Reclassifications	(9)	13
Reclassification to held for sale (note 10)		(16)
Intangible assets other than goodwill, ending balance	6,209	5,599
Gross carrying amount | Regulatory licenses
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	1,714	1,714
Exchange adjustments	0	0
Additions	0	0
Disposals	0	0
Reclassifications	0	0
Reclassification to held for sale (note 10)		0
Intangible assets other than goodwill, ending balance	1,714	1,714
Gross carrying amount | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	3,401	3,093
Exchange adjustments	(56)	(61)
Additions	84	16
Disposals	(10)	(7)
Reclassifications	547	376
Reclassification to held for sale (note 10)		(16)
Intangible assets other than goodwill, ending balance	3,966	3,401
Gross carrying amount | Assets in the course of construction
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	484	392
Exchange adjustments	(8)	(7)
Additions	609	462
Disposals	0	0
Reclassifications	(556)	(363)
Reclassification to held for sale (note 10)		0
Intangible assets other than goodwill, ending balance	529	484
Accumulated amortisation
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(2,035)	(1,768)
Exchange adjustments	25	36
Amortisation charge for the year	(339)	(323)
Disposals	20	7
Reclassifications	(1)	2
Reclassification to held for sale (note 10)		11
Intangible assets other than goodwill, ending balance	(2,330)	(2,035)
Accumulated amortisation | Regulatory licenses
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	0	0
Exchange adjustments	0	0
Amortisation charge for the year	0	0
Disposals	0	0
Reclassifications	0	0
Reclassification to held for sale (note 10)		0
Intangible assets other than goodwill, ending balance	0	0
Accumulated amortisation | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(2,025)	(1,758)
Exchange adjustments	25	36
Amortisation charge for the year	(339)	(323)
Disposals	10	7
Reclassifications	(1)	2
Reclassification to held for sale (note 10)		11
Intangible assets other than goodwill, ending balance	(2,330)	(2,025)
Accumulated amortisation | Assets in the course of construction
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(10)	(10)
Exchange adjustments	0	0
Amortisation charge for the year	0	0
Disposals	10	0
Reclassifications	0	0
Reclassification to held for sale (note 10)		0
Intangible assets other than goodwill, ending balance	£ 0	£ (10)